TAXATION (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax percent differential	(12.00%)	(124.00%)	1.00%	2.00%
Net loss	$ 345,611	$ 278,626	$ 16,312,705	$ 11,219,851	$ 1,117,586
Effective tax percent statutory	25.00%	25.00%	25.00%	25.00%	25.00%
Income Tax Examination, Description			will expire in year 2024.
Uncertain tax positions			$ 0	$ 0
PRC Enterprise Income Tax [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax percent differential	25.00%		25.00%